Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options - Number/Weighted Average Exercise Price
	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2015	12,893,833	$3.90
Granted	2,193,100	4.31
Exercised as stock options	(351,668)	3.43
Exercised as SARs	(3,750,000)	3.22
Forfeited or expired	(1,916,500)	5.54
Outstanding, December 31, 2016	9,068,765	3.95
Granted	3,965,000	2.93
Exercised as stock options	(81,333)	3.96
Forfeited or expired	(3,587,999)	4.08
Outstanding, December 31, 2017	9,364,433	$3.47

Stock Options - Average Remaining Life
Type	Range of exercise price (CAD)	Number of options	Average remaining life in years
Vested (exercisable)	$3.28 – $4.40	3,886,311	2.0
Unvested	$2.65 – $4.32	5,478,122	4.4
Total	$2.65 – $4.40	9,364,433	3.4

Shares Fully Diluted
Number of shares
Issued and fully paid at December 31, 2017	302,212,480
Reserved for options (note 15(b))	9,364,433
Shares – fully diluted, at December 31, 2017	311,576,913

Earnings Per Share
	2017	2016 (as restated)
Net loss attributable to Nevsun shareholders	$(84,725)	$(2,673)
Effect of dilutive securities	-	-
Diluted net loss attributable to Nevsun shareholders	$(84,725)	$(2,673)
Weighted average number of common shares outstanding for the purpose of basic loss per share (000s)	302,005	252,392
Dilutive options and SARs	-	-
Weighted average number of common shares outstanding for the purpose of diluted loss per share (000s)	302,005	252,392
Loss per share
Basic	$(0.28)	$(0.01)
Diluted	$(0.28)	$(0.01)